John Hancock
Preferred Income Fund II
Quarterly portfolio holdings 10/31/2023

Fund’s investments
As of 10-31-23 (unaudited)
	Shares	Value
Preferred securities (A) 93.6% (55.4% of Total investments)		$274,084,297
(Cost $332,269,083)
Communication services 5.6%		16,315,513
Diversified telecommunication services 0.6%
Qwest Corp., 6.750%	138,925	1,739,341
Media 0.3%
Paramount Global, 5.750%	50,000	777,500
Wireless telecommunication services 4.7%
Telephone & Data Systems, Inc., 6.000%	302,275	3,884,234
Telephone & Data Systems, Inc., 6.625%	211,250	3,115,938
U.S. Cellular Corp., 5.500%	105,000	1,560,300
U.S. Cellular Corp., 5.500%	110,000	1,608,200
U.S. Cellular Corp., 6.250%	220,000	3,630,000
Consumer discretionary 0.7%		1,957,050
Broadline retail 0.7%
Qurate Retail, Inc., 8.000%	73,500	1,749,300
QVC, Inc., 6.250%	25,000	207,750
Energy 1.3%		3,897,000
Oil, gas and consumable fuels 1.3%
NuStar Logistics LP, 12.389% (3 month CME Term SOFR + 6.996%) (B)(C)	150,000	3,897,000
Financials 55.4%		162,292,350
Banks 22.5%
Bank of America Corp., 4.250% (B)	134,925	2,193,881
Bank of America Corp., 6.450% (6.450% to 12-15-66, then 3 month LIBOR + 1.327%) (B)	110,000	2,737,900
Bank of America Corp., 7.250% (B)(D)	7,000	7,372,400
Citigroup Capital XIII, 12.022% (3 month CME Term SOFR + 6.632%) (B)(C)	265,000	7,597,550
Citigroup, Inc., 9.696% (3 month CME Term SOFR + 4.302%) (B)(C)(D)	285,564	7,310,438
Fifth Third Bancorp, 6.000% (B)	170,000	3,935,500
First Citizens BancShares, Inc., 5.375%	90,992	1,747,046
Fulton Financial Corp., 5.125% (B)	113,025	1,724,762
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	145,550	3,223,933
JPMorgan Chase & Co., 6.000%	51,675	1,235,549
KeyCorp, 5.650%	152,983	2,340,640
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	24,575	410,648
Pinnacle Financial Partners, Inc., 6.750%	86,350	1,916,107
Regions Financial Corp., 4.450%	146,100	2,159,358
Synovus Financial Corp., 9.011% (3 month CME Term SOFR + 3.614%) (C)	154,500	3,840,870
Truist Financial Corp., 4.750%	85,725	1,528,477
Wells Fargo & Company, 4.750%	248,875	4,429,975
Wells Fargo & Company, 7.500% (B)(D)	7,500	7,922,250
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	93,000	2,142,720
Capital markets 6.8%
Brookfield Finance, Inc., 4.625% (B)	158,548	2,348,096
Carlyle Finance LLC, 4.625%	31,825	520,021
Morgan Stanley, 6.375% (B)	125,000	2,940,000
Morgan Stanley, 6.500% (B)	208,450	5,140,377
Morgan Stanley, 6.875% (B)	99,875	2,441,944
Morgan Stanley, 7.125% (B)	244,147	6,128,090
State Street Corp., 5.350%	21,650	473,486
2	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance 1.2%
Navient Corp., 6.000%	200,341	$3,443,862
Financial services 4.0%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)	247,375	6,471,330
Federal National Mortgage Association, Series S, 8.250% (E)	75,000	165,000
KKR Group Finance Company IX LLC, 4.625% (B)	248,575	4,116,402
National Rural Utilities Cooperative Finance Corp., 5.500% (B)	46,175	1,043,555
Insurance 20.9%
AEGON Funding Company LLC, 5.100% (B)(D)	267,925	4,991,443
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (B)	131,750	3,019,710
American Financial Group, Inc., 5.125% (B)	123,850	2,366,774
American International Group, Inc., 5.850% (B)	207,000	4,636,800
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (B)(D)	293,775	7,314,998
Athene Holding, Ltd., Series A, 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	270,000	5,705,100
Brighthouse Financial, Inc., 6.600% (B)(D)	306,687	5,986,530
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (B)	100,550	2,392,085
Lincoln National Corp., 9.000% (B)	220,450	5,841,925
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (B)(D)	281,925	7,189,088
RenaissanceRe Holdings, Ltd., 4.200% (B)	169,000	2,607,670
The Allstate Corp., 7.375% (B)	89,800	2,314,146
The Phoenix Companies, Inc., 7.450%	216,500	3,846,664
Unum Group, 6.250%	137,500	3,077,250
Industrials 1.2%		3,666,417
Trading companies and distributors 1.2%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	137,525	3,666,417
Real estate 2.1%		6,078,196
Hotel and resort REITs 1.0%
Pebblebrook Hotel Trust, 6.375%	160,450	2,833,547
Office REITs 0.6%
Vornado Realty Trust, 5.400%	116,600	1,656,886
Specialized REITs 0.5%
Public Storage, 4.625% (B)	85,825	1,587,763
Utilities 27.3%		79,877,771
Electric utilities 7.2%
Duke Energy Corp., 5.750%	224,675	5,154,045
NextEra Energy Capital Holdings, Inc., 5.650% (B)	3,725	82,621
NextEra Energy, Inc., 6.926% (B)(D)	237,850	8,928,889
NSTAR Electric Company, 4.780%	15,143	1,147,082
SCE Trust III, 5.750% (5.750% to 3-15-24, then 3 month CME Term SOFR + 3.252%)	79,650	1,922,751
SCE Trust VI, 5.000%	219,975	3,853,962
Gas utilities 1.7%
South Jersey Industries, Inc., 5.625% (B)	188,875	2,360,938
UGI Corp., 7.250%	54,000	2,742,120
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	3

	Shares	Value
Utilities (continued)
Independent power and renewable electricity producers 2.0%
The AES Corp., 6.875% (B)	95,700	$5,768,796
Multi-utilities 16.4%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010% to 7-1-29, then 3 month LIBOR + 4.260% to 7-1-49, then 3 month LIBOR + 5.010%) (B)(D)	314,175	7,725,563
Algonquin Power & Utilities Corp., 9.341% (3 month LIBOR + 3.677%) (B)(C)	395,875	9,928,545
CMS Energy Corp., 5.625% (B)	187,515	4,029,697
CMS Energy Corp., 5.875% (B)	100,900	2,224,845
CMS Energy Corp., 5.875% (B)	272,225	6,046,117
DTE Energy Company, Series E, 5.250% (B)	160,000	3,436,800
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632% to 3-15-44, then 5 Year CMT + 4.632%) (B)(D)	338,000	8,450,000

Sempra, 5.750% (B)	270,000	6,075,000
Common stocks 2.7% (1.6% of Total investments)		$7,979,252
(Cost $14,249,781)
Communication services 1.0%		2,892,780
Diversified telecommunication services 1.0%
Verizon Communications, Inc. (B)	82,345	2,892,780
Utilities 1.7%		5,086,472
Multi-utilities 1.7%
Algonquin Power & Utilities Corp. (B)	272,150	5,086,472

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 68.7% (40.7% of Total investments)				$201,207,289
(Cost $230,394,484)
Communication services 1.9%				5,528,324
Media 1.7%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	6,700,000	4,930,798
Wireless telecommunication services 0.2%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%) (F)	6.875	07-19-27	654,000	597,526
Consumer discretionary 2.8%				8,030,381
Automobiles 2.8%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	2,500,000	2,099,410
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(F)	6.500	09-30-28	7,239,000	5,930,971
Consumer staples 0.2%				589,600
Food products 0.2%
Land O’ Lakes, Inc. (B)(F)(G)	8.000	07-16-25	670,000	589,600
Energy 8.5%				24,990,101
Oil, gas and consumable fuels 8.5%
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%) (B)	7.375	01-15-83	1,853,000	1,714,218
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%) (B)	7.625	01-15-83	2,500,000	2,236,103
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)	8.500	01-15-84	4,663,000	4,467,002
4	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (F)	6.625	02-15-28	6,500,000	$5,021,250
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (F)	7.125	05-15-30	6,000,000	4,982,567
Energy Transfer LP (3 month CME Term SOFR + 3.279%) (B)(C)	8.651	11-01-66	8,050,000	6,568,961
Financials 43.4%				127,175,271
Banks 33.2%
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)(D)(F)	5.875	03-15-28	6,096,000	5,248,656
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(D)(F)	6.125	04-27-27	5,750,000	5,406,266
Bank of America Corp. (6.500% to 10-23-24, then 3 month CME Term SOFR + 4.436%) (B)(F)	6.500	10-23-24	1,636,000	1,614,540
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (B)(F)	8.000	06-15-24	1,935,000	1,892,516
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)(D)(F)	8.000	03-15-29	2,240,000	1,981,280
BNP Paribas SA (7.750% to 8-16-29, then 5 Year CMT + 4.899%) (B)(D)(F)(G)	7.750	08-16-29	2,450,000	2,271,575
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (F)	7.375	05-15-28	4,525,000	4,315,853
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (F)	7.625	11-15-28	3,275,000	3,153,639
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month CME Term SOFR + 3.419%) (F)	6.375	04-06-24	6,000,000	4,878,912
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(D)(F)	4.250	01-01-27	3,900,000	3,090,750
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(D)(F)	6.450	10-01-27	4,250,000	3,947,988
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (F)	5.625	07-01-25	4,250,000	3,653,981
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (F)	5.625	07-15-30	3,500,000	2,721,782
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)(D)(F)	4.600	02-01-25	3,926,000	3,657,711
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month CME Term SOFR + 4.042%) (B)(D)(F)	6.750	02-01-24	667,000	666,494
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (F)	5.000	09-15-26	3,038,000	2,023,463
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(D)(F)	7.500	06-27-24	6,000,000	5,847,429
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (F)	3.500	09-01-26	7,200,000	4,814,694
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%) (B)(D)	8.625	10-27-82	5,240,000	5,126,004
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(D)(F)	6.000	05-15-27	5,965,000	5,000,222
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(D)(F)	6.200	09-15-27	7,031,000	6,255,378
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)(D)(F)	6.250	03-15-30	6,000,000	4,938,005
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.940%) (B)(C)(F)	9.312	11-01-23	1,330,000	1,330,000
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)(D)	8.125	10-31-82	7,867,000	7,718,016
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(F)	5.900	06-15-24	2,000,000	1,966,610
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (F)	7.625	09-15-28	3,758,000	3,762,874
Capital markets 2.7%
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)(D)(F)	4.000	12-01-30	2,700,000	1,842,528
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)(D)(F)	5.000	06-01-27	1,475,000	1,164,939
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (F)	7.500	02-10-29	4,965,000	4,869,438
Consumer finance 1.1%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	3,400,000	3,139,606
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 6.4%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%) (B)(D)	5.750	09-01-40	3,000,000	$2,639,495
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (F)	6.000	06-01-25	4,300,000	4,157,279
MetLife, Inc. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.221%) (B)(D)(F)	5.875	03-15-28	5,277,000	4,647,576
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	5,750,000	3,243,274
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(F)(G)	7.000	05-13-25	6,890,000	4,186,498
Utilities 11.9%				34,893,612
Electric utilities 7.4%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (B)(F)	5.000	12-15-26	2,790,000	2,482,994
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (F)	5.375	03-15-26	7,500,000	6,721,289
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%) (B)(D)	6.750	06-15-76	2,490,000	2,341,688
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%) (B)(D)	5.650	05-01-79	5,500,000	4,860,396
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(F)(G)	10.250	03-15-28	5,445,000	5,256,452
Independent power and renewable electricity producers 3.1%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (F)(G)	7.000	12-15-26	2,440,000	2,220,400
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)(F)(G)	8.000	10-15-26	7,250,000	6,887,500
Multi-utilities 1.4%
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%) (B)(D)	4.750	06-01-50	3,500,000	2,902,417

Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (F)	4.350	01-15-27	1,500,000	1,220,476
Capital preferred securities (H) 3.1% (1.8% of Total investments)				$8,934,872
(Cost $10,678,500)
Financials 1.4%				3,971,222
Insurance 1.4%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (B)(D)(G)	7.875	12-15-67	3,900,000	3,971,222
Utilities 1.7%				4,963,650
Multi-utilities 1.7%
Dominion Resources Capital Trust III (B)(D)	8.400	01-15-31	5,000,000	4,963,650

	Yield (%)	Shares	Value
Short-term investments 0.8% (0.5% of Total investments)			$2,413,978
(Cost $2,414,162)
Short-term funds 0.8%			2,413,978
John Hancock Collateral Trust (I)	5.5153(J)	241,480	2,413,978

Total investments (Cost $590,006,010) 168.9%	$494,619,688
Other assets and liabilities, net (68.9%)	(201,827,811)
Total net assets 100.0%	$292,791,877

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
6	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-23 was $332,796,629. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $166,627,618.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 10-31-23, and is a component of the fund’s leverage under the Credit Facility Agreement.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 10-31-23.
The fund had the following country composition as a percentage of total investments on 10-31-23:
United States	84.0%
Canada	9.9%
Bermuda	3.6%
United Kingdom	2.0%
Other countries	0.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	7

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	104,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$2,172,431	$2,172,431
Centrally cleared	51,500,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	1,358,955	1,358,955
								—	$3,531,386	$3,531,386

(a)	At 10-31-23, the overnight SOFR was 5.350%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
8	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2023, by major security category or type:
	Total value at 10-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$16,315,513	$16,315,513	—	—
Consumer discretionary	1,957,050	1,957,050	—	—
Energy	3,897,000	3,897,000	—	—
Financials	162,292,350	158,445,686	$3,846,664	—
Industrials	3,666,417	3,666,417	—	—
Real estate	6,078,196	6,078,196	—	—
Utilities	79,877,771	76,369,751	3,508,020	—
Common stocks	7,979,252	7,979,252	—	—
Corporate bonds	201,207,289	—	201,207,289	—
Capital preferred securities	8,934,872	—	8,934,872	—
Short-term investments	2,413,978	2,413,978	—	—
Total investments in securities	$494,619,688	$277,122,843	$217,496,845	—
Derivatives:
Assets
Swap contracts	$3,531,386	—	$3,531,386	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	241,480	$4,725,071	$35,063,949	$(37,376,291)	$663	$586	$110,897	—	$2,413,978
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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